Significant Accounting Policies - Athena SpinCo Inc	2 Months Ended
Dec. 31, 2018
Athena SpinCo Inc
Significant Accounting Policies	2. Significant Accounting Policies Basis of presentation: Athena’s financial statements have been prepared in accordance with U.S. generally accepted accounting principles.